Receivables from Customers	6 Months Ended
Sep. 30, 2024
Receivables from Customers [Abstract]
Receivables from customers

3. Receivables from customers

As of September 30, 2024 and March 31, 2024, receivables from customers consisted of the following:

	September 30, 2024	March 31, 2024
	(unaudited)
Receivable due from trading solution services	$3,923,517	$3,510,142
Less: allowance for credit losses	-	-
	$3,923,517	$3,510,142

As of September 30, 2024 and March 31, 2024, the Company assessed collection from customers and did not deem it necessary to reserve for credit losses against receivables from customers.